16. Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

NOTE 14 – WARRANTS

Warrants are immediately exercisable upon issuance. The following table shows warrant activity for the nine months ended September 30, 2020.

	Number of shares	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2019	692,034	$2.88
Issued in conjunction with debt	124,481	$2.41
Issued in conjunction with agreement with former executive (see Note 13 – Shareholders’ Equity)	400,000	$1.00
Warrants outstanding as of September 30, 2020	1,216,515	$2.21
Warrants exercisable as of September 30, 2020	1,216,515	$2.21

The weighted-average life of the warrants is 2.5 years. The aggregate intrinsic value of the warrants outstanding and exercisable at September 30, 2020 is $0.

NOTE 16 – WARRANTS

The following table shows warrant activity for the years ended December 31, 2019 and 2018.

	December 31,
	2019
	Number of shares	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2018	6,000	$1.00
Warrants issued in connection with convertible debenture offering (see Note 10):
Issued to convertible debenture holders	532,134	$3.00
Issued to 4Front as part of compensation	153,900	$2.41
Warrants outstanding as of December 31, 2019	692,034	$2.88
Warrants exercisable as of December 31, 2019	692,034	$2.88

The warrants issued to convertible debenture holders expire June 24, 2021. The warrants issued to 4Front as part of compensation expire May 31, 2021. Warrants issued to Mr. Lowe in 2018 expire March 31, 2023. The aggregate intrinsic value of the warrants outstanding and exercisable at December 31, 2019 is $0.